Federated Investors
World-Class Investment Manager

Automated Government Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

October 31, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Government Cash Reserves, a portfolio of Money Market Obligations Trust, for the six-month reporting period ended October 31, 2000. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity and a stable net asset value of $1.00 per share.1 It invests exclusively in a portfolio of securities issued or guaranteed by the U.S. government or its agencies.

During the six-month reporting period, dividends paid to shareholders amounted to $0.030 per share. At the end of the reporting period, the fund's total return was 3.02%2 and its 7-day net yield was 6.01%. At the end of the reporting period, net assets totaled approximately $690.6 million.

Thank you for participating in the daily income opportunities of Automated Government Cash Reserves. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
December 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

2 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Investment Review

Automated Government Cash Reserves, which is rated AAAm by Standard & Poor's1 and Aaa by Moody's Investors Service,2 invests only in U.S. Treasury and certain U.S. government agency obligations. Because of the expensive nature of the short-term U.S. Treasury market, the fund currently holds U.S. government agency securities only. The fund continues to invest in issues of the Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System and Tennessee Valley Authority. The fund does not invest in repurchase agreements, and is managed to provide distributions that are exempt from state and local taxes.

The Federal Reserve Board (the "Fed") tightened monetary policy once over the semi-annual reporting period ended October 31, 2000. Early in the reporting period, on May 16, 2000, the Fed raised the federal funds target rate to 6.5% from 6.0%, citing concern that the "disparity in the growth of demand and potential supply" could result in inflationary pressures. This was the sixth tightening step taken by the Fed since June 1999, bringing the total increase in the federal funds target rate since that time to 175 basis points.

The May tightening may prove to be the last one in this tightening cycle, as market sentiment--confronted with signs of moderating economic growth--shifted at this point. The diminishing "wealth effect" from the decline in the equity markets and higher fuel prices restrained consumer demand. Although second quarter Gross Domestic Product (GDP) came in at a still-robust 5.6%, there was evidence of inventory buildup. The advance estimate of third quarter GDP growth came in at 2.7%, and revealed softer levels of investment and final demand, as well as continued inventory accumulation. In spite of a rise in energy prices over the reporting period, core inflation remained contained at both the producer and consumer levels. All of this led market participants to conclude that the Fed was near or at the end of its tightening cycle, and that it had perhaps engineered a soft economic landing. The Fed remained on hold for the rest of the reporting period, content to sit back and let the effects of its rate hikes filter through to the economy.

1 This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

Movements in short-term interest rates reflected economic developments and the shifting expectations regarding the Fed over the reporting period. The yield on the three-month agency discount note traded at 6.3% at the beginning of May, but rose to 6.6% by the end of the month, responding to the tightening move by the Fed. The yield then dropped to 6.5% by early July amid signs that economic growth could be moderating. The yield on this security then traded within a relatively narrow range for the remainder of the reporting period.

The fund was managed within a 35 to 45 day average maturity target range over the reporting period, and maximized performance through ongoing relative value analysis. The fund's portfolio structure was barbelled, which continued to provide a competitive yield. About one-quarter of the fund's assets were invested in U.S. government agency floating rate notes in order to increase the fund's responsiveness to changes in short-term interest rates. The fund also used a floating rate masternote agreement designed to facilitate portfolio liquidity. This floating rate position, combined with short-term agency discount notes, comprised the short end of the barbell. The fund combined this short position with U.S. Treasury and agency securities with longer maturities of 6 to 13 months.

Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--112.0%
$143,049,000	[1]	Federal Farm Credit System Discount Notes, 5.940% - 6.710%, 11/1/2000 - 6/1/2001	$142,066,252
31,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 6.439% - 6.459%, 11/1/2000	30,988,137
3,500,000		Federal Farm Credit System Note, 6.350%, 2/1/2001	3,498,407
282,350,000	[1]	Federal Home Loan Bank System Discount Notes, 6.240% - 6.480%, 11/1/2000 - 6/8/2001	279,583,528
62,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 6.405% - 6.765%, 11/1/2000 - 1/19/2001	61,967,978
34,500,000		Federal Home Loan Bank System Notes, 5.875% - 7.440%, 2/7/2001 - 10/17/2001	34,493,437
63,475,000	[1]	Student Loan Marketing Association Discount Notes, 6.340% - 6.430%, 11/3/2000 - 1/4/2001	63,284,234
78,000,000	[2]	Student Loan Marketing Association Floating Rate Notes, 6.655% - 7.065%, 11/1/2000 - 11/7/2000	77,983,919
27,500,000		Student Loan Marketing Association Master Notes, 6.615%, 11/7/2000	27,500,000
2,000,000		Student Loan Marketing Association Note, 6.045%, 11/3/2000	1,999,994
50,000,000	[1]	Tennessee Valley Authority Discount Notes, 6.350% - 6.370%, 11/17/2000	49,858,711

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$773,224,597

1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($690,654,282) as of October 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$773,224,597
Cash		3,523,255
Income receivable		2,140,570
Receivable for investments sold		19,943,378
Receivable for shares sold		7,955

TOTAL ASSETS		798,839,755

Liabilities:
Payable for investments purchased	$104,516,732
Income distribution payable	3,496,153
Accrued expenses	172,588

TOTAL LIABILITIES		108,185,473

Net assets for 690,654,282 shares outstanding		$690,654,282

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$690,654,282 ÷690,654,282 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest		$22,580,723

Expenses:
Investment adviser fee	$1,731,449
Administrative personnel and services fee	260,756
Custodian fees	18,792
Transfer and dividend disbursing agent fees and expenses	16,368
Directors'/Trustees' fees	2,624
Auditing fees	5,541
Legal fees	2,516
Portfolio accounting fees	54,783
Shareholder services fee	865,725
Share registration costs	8,311
Printing and postage	7,033
Insurance premiums	1,039
Miscellaneous	5,741

TOTAL EXPENSES	2,980,678

Waiver:
Waiver of investment adviser fee	(922,333)

Net expenses		2,058,345

Net investment income		$20,522,378

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2000	Year Ended 4/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,522,378	$31,923,105

Distributions to Shareholders:
Distributions from net investment income	(20,522,378)	(31,923,105)

Share Transactions:
Proceeds from sale of shares	942,846,746	2,083,274,942
Net asset value of shares issued to shareholders in payment of distributions declared	2,538,064	5,131,067
Cost of shares redeemed	(969,238,454)	(2,147,807,776)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,853,644)	(59,401,767)

Change in net assets	(23,853,644)	(59,401,767)

Net Assets:
Beginning of period	714,507,926	773,909,693

End of period	$690,654,282	$714,507,926

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	3.02%	4.96%	4.75%	5.08%	4.90%	5.24%

Ratios to Average Net Assets:

Expenses	0.59%[2]	0.59%	0.59%	0.60%	0.59%	0.58%

Net investment income	5.94%[2]	4.85%	4.65%	4.96%	4.80%	5.12%

Expense waiver/reimbursement[3]	0.27%[2]	0.27%	0.27%	0.27%	0.29%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$690,654	$714,508	$773,910	$662,200	$663,071	$603,136

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000 (Unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2000, capital paid-in aggregated $690,654,282.

Transactions in shares were as follows:

	Six Months Ended 10/31/2000	Year Ended 4/30/2000
Shares sold	942,846,746	2,083,274,942
Shares issued to shareholders in payment of distributions declared	2,538,064	5,131,067
Shares redeemed	(969,238,454)	(2,147,807,776)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(23,853,644)	(59,401,767)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Automated Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N716

0112708 (12/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Automated Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

October 31, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Treasury Cash Reserves, a portfolio of Money Market Obligations Trust, for the six-month reporting period ended October 31, 2000. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 per share1--all through a portfolio of U.S. Treasury obligations.

During the six-month reporting period, dividends paid to shareholders totaled $6.4 million, or $0.027 per share. At the end of the reporting period, net assets reached $272.4 million.

Thank you for participating in the daily income opportunities of Automated Treasury Cash Reserves. Your questions, comments or suggestions are always welcome.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
December 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Automated Treasury Cash Reserves, which is rated AAAm by Standard & Poor's1 and Aaa by Moody's Investors Service2 invests only in direct issues of the U.S. Treasury. The fund was created to meet the needs of tax-sensitive investors in states that treat income from repurchase agreements as taxable. Therefore, the fund's acceptable investments do not include repurchase agreements.

The Federal Reserve Board (the "Fed") tightened monetary policy once over the semi-annual reporting period ended October 31, 2000. Early in the reporting period, on May 16, the Fed raised the federal funds target rate to 6.5% from 6.0%, citing concern that the "disparity in the growth of demand and potential supply" could result in inflationary pressures. This was the sixth tightening step taken by the Fed since June 1999, bringing the total increase in the federal funds target rate since that time to 175 basis points.

The May tightening could prove to be the last one in this tightening cycle, as market sentiment--confronted with signs of moderating economic growth--shifted at this point. The diminishing "wealth effect" from the decline in the equity markets and higher fuel prices restrained consumer demand. Although second quarter gross domestic product (GDP) came in at a still-robust 5.6%, there was evidence of inventory buildup. The advance estimate of third quarter GDP growth came in at 2.7%, and revealed softer levels of investment and final demand, as well as continued inventory accumulation. In spite of a rise in energy prices over the reporting period, core inflation remained contained at both the producer and consumer levels. All of this led market participants to conclude that the Fed was near or at the end of its tightening cycle, and that it had perhaps engineered a soft economic landing. The Fed remained on hold for the rest of the reporting period, content to sit back and let the effects of its rate hikes filter through to the economy.

1 This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

Movements in short-term interest rates reflected economic developments and the shifting expectations regarding the Fed over the reporting period. The U.S. Treasury bill market also periodically reflected a flight to quality from investors seeking a haven from turmoil in the equity markets, as well as a technical influence from changes in U.S. Treasury bill issuance. The yield on the three-month U.S. Treasury bill traded at 5.8% at the beginning of May, but fell to 5.6% by the end of the month--in spite of the tightening move by the Fed--as the NASDAQ composite index lost almost 15% of its value over this period. The yield then rose fairly steadily to close the reporting period at 6.4%, boosted by an increase in the size of the U.S. Treasury's weekly bill auction from $8.5 to $11 billion.

The fund's average maturity generally moved between 35 to 45 days over the reporting period, moving within that range according to relative value opportunities in the marketplace. With the increase in regular U.S. Treasury bill supply, purchases were slightly more weighted toward the U.S. Treasury bill market than toward the U.S. Treasury note market. On October 31, 2000, 55.9% of the portfolio was invested in U.S. Treasury bills.

Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--99.5%
	U.S. Treasury Bills--55.9%[1]
$10,000,000	5.950%, 2/8/2001	$9,836,375
2,000,000	5.960%, 11/30/2000	1,990,398
11,000,000	5.970% - 6.090%, 11/16/2000	10,972,148
46,500,000	5.970% - 6.090%, 1/4/2001	46,001,622
25,000,000	6.085% - 6.130%, 11/9/2000	24,966,115
3,000,000	6.085%, 12/7/2000	2,981,745
10,000,000	6.085%, 2/15/2001	9,820,831
3,000,000	6.115%, 11/24/2000	2,988,280
43,000,000	6.379% - 6.380%, 12/21/2000	42,619,011

	TOTAL	152,176,525

	U.S. Treasury Notes--43.6%
10,000,000	4.500%, 1/31/2001	9,952,996
35,000,000	4.625% - 5.625%, 11/30/2000	34,963,375
20,000,000	5.375%, 2/15/2001	19,938,618
54,000,000	5.750% - 8.500%, 11/15/2000	54,012,641

	TOTAL	118,867,630

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$271,044,155

1 Each issue shows the rate of discount at the time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($272,391,293) as of October 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$271,044,155
Income receivable		2,837,774
Receivable for investments sold		42,403,349

TOTAL ASSETS		316,285,278

Liabilities:
Payable for investments purchased	$42,619,011
Payable to bank	20,910
Income distribution payable	1,192,099
Accrued expenses	61,965

TOTAL LIABILITIES		43,893,985

Net assets for 272,391,293 shares outstanding		$272,391,293

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$272,391,293 ÷ 272,391,293 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest			$7,101,862

Expenses:
Investment adviser fee		$586,513
Administrative personnel and services fee		88,329
Custodian fees		7,273
Transfer and dividend disbursing agent fees and expenses		11,124
Directors'/Trustees' fees		1,408
Auditing fees		5,982
Legal fees		2,184
Portfolio accounting fees		32,676
Shareholder services fee		293,257
Share registration costs		7,976
Printing and postage		8,413
Insurance premiums		939
Miscellaneous		4,875

TOTAL EXPENSES		1,050,949

Waivers:
Waiver of investment adviser fee	$(323,672)
Waiver of shareholder services fee	(35,191)

TOTAL WAIVERS		(358,863)

Net expenses			692,086

Net investment income			$6,409,776

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2000	Year Ended 4/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,409,776	$11,346,914

Distributions to Shareholders:
Distributions from net investment income	(6,409,776)	(11,346,914)

Share Transactions:
Proceeds from sale of shares	399,822,716	767,867,552
Net asset value of shares issued to shareholders in payment of distributions declared	1,422,315	3,582,172
Cost of shares redeemed	(356,329,822)	(798,639,670)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	44,915,209	(27,189,946)

Change in net assets	44,915,209	(27,189,946)

Net Assets:
Beginning of period	227,476,084	254,666,030

End of period	$272,391,293	$227,476,084

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.04	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.77%	4.56%	4.40%	4.81%	4.71%	5.04%

Ratios to Average Net Assets:

Expenses	0.59%[2]	0.59%	0.59%	0.59%	0.57%	0.57%

Net investment income	5.46%[2]	4.45%	4.34%	4.70%	4.63%	4.92%

Expense waiver/reimbursement[3]	0.31%[2]	0.32%	0.30%	0.30%	0.34%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$272,391	$227,476	$254,666	$329,906	$289,526	$260,688

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000 (Unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At October 31, 2000, capital paid-in aggregated $272,391,293.

Transactions in shares were as follows:

	Six Months Ended 10/31/2000	Year Ended 4/30/2000
Shares sold	399,822,716	767,867,552
Shares issued to shareholders in payment of distributions declared	1,422,315	3,582,172
Shares redeemed	(356,329,822)	(798,639,670)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(44,915,209)	(27,189,946)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Automated Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N690

2112509 (12/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

U.S. Treasury Cash Reserves

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

October 31, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report to Shareholders for U.S. Treasury Cash Reserves, a portfolio of Money Market Obligations Trust, for the six-month period ended October 31, 2000. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and its financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 per share1--all through a portfolio consisting of U.S. Treasury bills and notes.

During the six-month reporting period, dividends paid to shareholders of Institutional Shares totaled $45.8 million, which amounted to $0.029 per share. Dividends paid to shareholders of Institutional Service Shares totaled $25.4 million, which amounted to $0.028 per share. Net assets reached the $2.6 billion level at the end of the reporting period.

Thank you for participating in the daily income opportunities of U.S. Treasury Cash Reserves. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
December 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

U.S. Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Corporation1 and Aaa by Moody's Investors Service,2 is invested only in direct issues of the U.S. Treasury. The fund was created to meet the needs of tax-sensitive investors in states that treat income from repurchase agreements as taxable. Therefore, the fund's acceptable investments do not include repurchase agreements.

The Federal Reserve Board (the "Fed") tightened monetary policy once over the reporting period ended October 31, 2000. Early in the reporting period, on May 16, 2000, the Fed raised the Federal Funds Target Rate to 6.5% from 6.0%, citing concern that the "disparity in the growth of demand and potential supply" could result in inflationary pressures. This was the sixth tightening step taken by the Fed since June 1999, bringing the total increase in the Federal Funds Target Rate since that time to 175 basis points.

The May tightening could prove to be the last one in this tightening cycle, as market sentiment--confronted with signs of moderating economic growth--shifted at this point. The diminishing "wealth effect" from declines in equity markets and higher fuel prices restrained consumer demand. Although second-quarter gross domestic product (GDP) came in at a still-robust 5.6%, there was evidence of inventory buildup. The advance estimate of third-quarter GDP growth came in at 2.7%, and revealed softer levels of investment and final demand as well as continued inventory accumulation. In spite of a rise in energy prices over the reporting period, core inflation remained contained at both the producer and consumer levels. All of this led market participants to conclude that the Fed was near or at the end of its tightening cycle, and that it had perhaps engineered a soft economic landing. The Fed remained on hold for the rest of the reporting period, content to sit back and let the effects of its rate hikes filter through the economy.

1 This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Ratings are subject to change and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Service are judged to be of an investment quality similar to Aaa-rated fixed income obligations; that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

Movements in short-term interest rates reflected economic developments and the shifting expectations regarding the Fed over the reporting period. The U.S. Treasury bill market also periodically reflected a flight to quality from investors seeking a haven from turmoil in the equity markets as well as a technical influence from changes in U.S. Treasury bill issuance. The yield on the three-month U.S. Treasury bill traded at 5.8% at the beginning of May, but fell to 5.6% by the end of the month--in spite of the tightening move by the Fed--as the Nasdaq Composite Index lost almost 15% of its value over this period. The yield then rose fairly steadily to close the reporting period at nearly 6.4%, boosted by an increase in the size of the U.S. Treasury's weekly bill auction from $8.5 to $11 billion.

The fund's average maturity generally moved between 35 to 45 days over the reporting period, moving within that range according to relative value opportunities in the marketplace. With the increase in regular U.S. Treasury bill supply, purchases were slightly more weighted toward the U.S. Treasury bill market than toward the U.S. Treasury note market. On October 31, 2000, 49% of the portfolio was invested in U.S. Treasury bills.

Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--99.4%
	U.S. Treasury Bills--49.2%[1]
$282,000,000	5.895% - 6.090%, 11/16/2000	$281,294,494
226,000,000	5.940% - 6.130%, 11/9/2000	225,693,733
90,000,000	5.950%, 2/8/2001	88,527,375
216,500,000	5.970% - 6.090%, 1/4/2001	214,186,733
27,000,000	6.030% - 6.130%, 11/30/2000	26,866,834
30,000,000	6.090%, 2/15/2001	29,462,050
407,000,000	6.379% - 6.380%, 12/21/2000	403,393,933

	TOTAL	1,269,425,152

	U.S. Treasury Notes--50.2%
90,000,000	4.500%, 1/31/2001	89,576,963
525,000,000	4.625% - 5.625%, 11/30/2000	524,365,545
200,000,000	5.375% - 7.750%, 2/15/2001	199,848,549
483,000,000	5.750% - 8.500%, 11/15/2000	483,072,572

	TOTAL	1,296,863,629

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$2,566,288,781

1 Each issue shows the rate of discount at the time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,581,537,885) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,566,288,781
Cash		201,358
Income receivable		29,450,735
Receivable for investments sold		401,840,963

TOTAL ASSETS		2,997,781,837

Liabilities:
Payable for investments purchased	$403,393,932
Income distribution payable	12,590,972
Accrued expenses	259,048

TOTAL LIABILITIES		416,243,952

Net assets for 2,581,537,885 shares outstanding		$2,581,537,885

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:

$1,621,791,072 ÷ 1,621,791,072 shares outstanding		$1.00

Institutional Service Shares:
$959,746,813 ÷ 959,746,813 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest			$74,983,154

Expenses:
Investment adviser fee		$4,994,896
Administrative personnel and services fee		940,289
Custodian fees		55,181
Transfer and dividend disbursing agent fees and expenses		20,622
Directors'/Trustees' fees		10,478
Auditing fees		6,244
Legal fees		5,483
Portfolio accounting fees		80,893
Shareholder services fee--Institutional Shares		1,975,314
Shareholder services fee--Institutional Service Shares		1,146,494
Share registration costs		13,736
Printing and postage		11,239
Insurance premiums		2,985
Miscellaneous		10,478

TOTAL EXPENSES		9,274,332

Waivers:
Waiver of investment adviser fee	$(3,600,131)
Waiver of shareholder services fee--Institutional Shares	(1,975,314)

TOTAL WAIVERS		(5,575,445)

Net expenses			3,698,887

Net investment income			$71,284,267

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2000	Year Ended 4/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$71,284,267	$122,902,828

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(45,837,506)	(78,679,483)
Institutional Service Shares	(25,446,761)	(44,223,345)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(71,284,267)	(122,902,828)

Share Transactions:
Proceeds from sale of shares	4,090,454,777	8,501,856,850
Net asset value of shares issued to shareholders in payment of distributions declared	9,669,975	16,660,296
Cost of shares redeemed	(4,004,341,986)	(8,603,664,969)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	95,782,766	(85,147,823)

Change in net assets	95,782,766	(85,147,823)

Net Assets:
Beginning of period	2,485,755,119	2,570,902,942

End of period	$2,581,537,885	$2,485,755,119

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.96%	4.96%	4.79%	5.23%	5.10%	5.43%

Ratios to Average Net Assets:

Expenses	0.20%[2]	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	5.80%[2]	4.84%	4.66%	5.11%	4.99%	5.29%

Expense waiver/reimbursement[3]	0.54%[2]	0.55%	0.55%	0.56%	0.57%	0.59%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,621,791	$1,500,782	$1,645,762	$1,256,710	$1,131,071	$937,662

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2000	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net investment income	0.03	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.83%	4.70%	4.53%	4.97%	4.84%	5.17%

Ratios to Average Net Assets:

Expenses	0.45%[2]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	5.55%[2]	4.61%	4.41%	4.87%	4.73%	4.97%

Expense waiver/reimbursement[3]	0.29%[2]	0.30%	0.30%	0.31%	0.32%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$959,747	$984,973	$925,141	$671,521	$446,344	$227,099

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 10/31/2000	Year Ended 4/30/2000
Institutional Shares:
Shares sold	2,380,590,094	5,071,346,554
Shares issued to shareholders in payment of distributions declared	2,573,416	4,642,491
Shares redeemed	(2,262,154,701)	(5,220,969,005)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	121,008,809	(144,979,960)

	Six Months Ended 10/31/2000	Year Ended 4/30/2000
Institutional Service Shares:
Shares sold	1,709,864,683	3,430,510,296
Shares issued to shareholders in payment of distributions declared	7,096,559	12,017,805
Shares redeemed	(1,742,187,285)	(3,382,695,964)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(25,226,043)	59,832,137

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	95,782,766	(85,147,823)

At October 31, 2000, capital paid-in aggregated $2,581,537,885.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. For the six-month period ended October 31, 2000, the Institutional Service Shares did not incur a distribution expense.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six-month period ended October 31, 2000, FSSC waived its fee for the Institutional Shares.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectuses, which contain facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
U.S. Treasury Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N682
Cusip 60934N674

2112510 (12/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.